Note 7 - Loans and Related Allowance for Loan and Lease Losses (Tables)	6 Months Ended
Jun. 30, 2016
Subsequently Defaulted [Member]
Notes Tables
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	For the Three and Six Months Ended
	June 30, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	1	$48
Real estate construction	1	14

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,	December 31,
	2016	2015

Commercial and industrial	$60,451	$42,536
Real estate - construction	16,039	22,137
Real estate - mortgage:
Residential	251,553	232,478
Commercial	247,176	231,701
Consumer installment	4,497	4,858
	579,716	533,710
Less: Allowance for loan and lease losses	6,366	6,385

Net loans	$573,350	$527,325

Schedule Of Financing Receivable By Segment [Table Text Block]
			Real Estate- Mortgage
June 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$883	$1,116	$3,539	$9,411	$5	$14,954
Collectively evaluated for impairment	59,568	14,923	248,014	237,765	4,492	564,762
Total loans	$60,451	$16,039	$251,553	$247,176	$4,497	$579,716
			Real estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029
Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
June 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$149	$34	$30	$112	$-	$325
Collectively evaluated for impairment	335	125	2,758	2,797	26	6,041
Total ending allowance balance	$484	$159	$2,788	$2,909	$26	$6,366
			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$-	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552
Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385
Charge-offs	(123)	-	(244)	(70)	(15)	(452)
Recoveries	47	-	31	140	5	223
Provision	(307)	(117)	(138)	761	11	210
ALLL balance at June 30, 2016	$484	$159	$2,788	$2,909	$26	$6,366
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(96)	(385)	(300)	(87)	(11)	(879)
Recoveries	181	-	77	-	16	274
Provision	(117)	(120)	(133)	489	(14)	105
ALLL balance at June 30, 2015	$610	$363	$3,347	$1,978	$48	$6,346
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at March 31, 2016	$583	$247	$2,716	$2,783	$28	$6,357
Charge-offs	(3)	-	(202)	(70)	-	(275)
Recoveries	9	-	28	140	2	179
Provision	(105)	(88)	246	56	(4)	105
ALLL balance at June 30, 2016	$484	$159	$2,788	$2,909	$26	$6,366
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at March 31, 2015	$493	$494	$3,459	$1,958	$43	$6,447
Charge-offs	-	-	(109)	(87)	(3)	(199)
Recoveries	21	-	65	-	12	98
Provision	96	(131)	(68)	107	(4)	-
ALLL balance at June 30, 2015	$610	$363	$3,347	$1,978	$48	$6,346

Impaired Financing Receivables [Table Text Block]
June 30, 2016
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$601	$600	$-
Real estate - construction	1,082	1,079	-
Real estate - mortgage:
Residential	2,881	2,878	-
Commercial	2,255	2,249	-
Consumer installment	5	5	-
Total	$6,824	$6,811	$-

With an allowance recorded:
Commercial and industrial	$282	$282	$149
Real estate - construction	34	34	34
Real estate - mortgage:
Residential	658	657	30
Commercial	7,156	7,141	112
Total	$8,130	$8,114	$325

Total:
Commercial and industrial	$883	$882	$149
Real estate - construction	1,116	1,113	34
Real estate - mortgage:
Residential	3,539	3,535	30
Commercial	9,411	9,390	112
Consumer installment	5	5	-
Total	$14,954	$14,925	$325
December 31, 2015
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$-
Real estate - construction	1,657	1,651	-
Real estate - mortgage:
Residential	2,445	2,443	-
Commercial	2,337	2,335	-
Total	$7,466	$7,454	$-

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate - construction	130	130	130
Real estate - mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	6	6	-
Total	$6,215	$6,199	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate - construction	1,787	1,781	130
Real estate - mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	-
Total	$13,681	$13,653	$833

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	For the Three Months Ended June 30, 2016		For the Six Months Ended June 30, 2016

	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
Total:
Commercial and industrial	$1,110	$12	$1,343	$25
Real estate - construction	1,368	24	1,508	49
Real estate - mortgage:
Residential	3,761	37	3,801	73
Commercial	8,565	125	7,776	248
Consumer installment	6	-	6	-
	$14,810	$198	$14,433	$395
	For the Three Months Ended June 30, 2015		For the Six Months Ended June 30, 2015

	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
Total:
Commercial and industrial	$1,357	$20	$1,369	$34
Real estate - construction	2,806	80	2,969	100
Real estate - mortgage:
Residential	4,465	38	4,704	76
Commercial	6,471	182	5,810	221
Consumer installment	6	-	6	-
	$15,104	$320	$14,858	$431

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
June 30, 2016

Commercial and industrial	$58,864	$475	$1,112	$-	$60,451
Real estate - construction	16,005	-	-	34	16,039
Real estate - mortgage:
Residential	245,314	515	5,724	-	251,553
Commercial	237,301	3,848	6,027	-	247,176
Consumer installment	4,495	-	2	-	4,497
Total	$561,979	$4,838	$12,865	$34	$579,716
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2015

Commercial and industrial	$40,560	$242	$1,734	$-	$42,536
Real estate - construction	22,007	-	-	130	22,137
Real estate - mortgage:
Residential	225,945	728	5,805	-	232,478
Commercial	219,331	4,327	8,043	-	231,701
Consumer installment	4,854	-	4	-	4,858
Total	$512,697	$5,297	$15,586	$130	$533,710

Past Due Financing Receivables [Table Text Block]
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
June 30, 2016

Commercial and industrial	$60,109	$35	$-	$307	$342	$60,451
Real estate - construction	16,039	-	-	-	-	16,039
Real estate - mortgage:
Residential	249,332	1,620	99	502	2,221	251,553
Commercial	246,141	163	178	694	1,035	247,176
Consumer installment	4,476	21	-	-	21	4,497
Total	$576,097	$1,839	$277	$1,503	$3,619	$579,716
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2015

Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate - construction	22,137	-	-	-	-	22,137
Real estate - mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	-	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858
Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	June 30, 2016	90+ Days Past Due and Accruing
	Nonaccrual

Commercial and industrial	$965	$-
Real estate - construction	34	-
Real estate - mortgage:
Residential	3,949	-
Commercial	1,714	-
Total	$6,662	$-
	December 31, 2015	90+ Days Past Due and Accruing
	Nonaccrual

Commercial and industrial	$1,450	$-
Real estate - construction	130	-
Real estate - mortgage:
Residential	4,122	-
Commercial	1,842	-
Consumer installment	1	2
Total	$7,545	$2

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	For the Three Months Ended
	June 30, 2016
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	1	-	1	$3	$3
Residential real estate	1	-	1	58	58
Commercial real estate	1	-	1	311	311
	For the Six Months Ended
	June 30, 2016
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	2	-	2	$169	$169
Residential real estate	1	-	1	58	58
Commercial real estate	1	-	1	311	311
	For the Three Months Ended
	June 30, 2015
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	-	1	1	$64	$64
Real estate construction	1	-	1	181	181
Residential real estate	1	-	1	59	59
	For the Six Months Ended
	June 30, 2015
	Number of Contracts			Pre-Modification Outstanding	Post-Modification Outstanding
	Term			Recorded	Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	1	1	2	$111	$111
Real estate construction	1	-	1	181	181
Residential real estate	1	1	2	235	254